Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
DriveTime Sales of Used Vehicles	$ 309,468				$ 297,135													$ 920,507	$ 838,242	$ 760,767
DriveTime Interest Income	74,974				70,528													299,382	283,065	264,974
Dealer Finance and Other Income	2,800				175													2,977	0	0
Total revenue	387,242	247,869	304,957	302,202	367,838	227,034	286,012	275,405	332,856	219,633		263,323		245,747		297,038		1,222,866	1,121,307	1,025,741
Interest Expense	18,146				18,003													73,092
Depreciation & Amortization	5,408				4,951													20,150	16,075	13,751
Total Other Costs and Operating Expenses	344,757				311,697													1,069,077
Total Costs and Expenses	368,311	254,869	300,190	272,609	334,651	223,557	273,575	242,975	291,841	220,437	[1]	244,838	[1]	225,975	[1]	263,405	[1]	1,162,319	1,031,948	954,655	[1]
Income before income taxes	18,931	(7,000)	4,767	29,593	33,187	3,477	12,437	32,430	41,015	(804)		18,485		19,772		33,633		60,547	89,359	71,086
Assets	2,079,655	1,989,117				1,766,829												1,989,117	1,766,829
Liabilities	1,593,617	1,521,564				1,308,980												1,521,564	1,308,980
Total Shareholders' Equity	486,038	467,553				457,849				418,767								467,553	457,849	418,767		293,145
DriveTime
Segment Reporting Information [Line Items]
DriveTime Sales of Used Vehicles	309,468				297,135
DriveTime Interest Income	74,971				70,528
Dealer Finance and Other Income	0				0
Total revenue	384,439				367,663
Interest Expense	18,146				18,003													73,092
Depreciation & Amortization	5,277				4,876													19,740
Total Other Costs and Operating Expenses	342,853				310,466													1,064,641
Total Costs and Expenses	366,276				333,345													1,157,473
Income before income taxes	18,163				34,318													62,416
Assets	2,003,189	1,946,714																1,946,714
Liabilities	1,592,176	1,520,866																1,520,866
Total Shareholders' Equity	411,013	425,848																425,848
GO Financial
Segment Reporting Information [Line Items]
DriveTime Sales of Used Vehicles	0				0
DriveTime Interest Income	3				0
Dealer Finance and Other Income	2,800				175
Total revenue	2,803				175
Interest Expense	0				0
Depreciation & Amortization	131				75													410
Total Other Costs and Operating Expenses	1,904				1,231													4,436
Total Costs and Expenses	2,035				1,306													4,846
Income before income taxes	768				(1,131)													(1,869)
Assets	76,466	42,403																42,403
Liabilities	1,441	698																698
Total Shareholders' Equity	$ 75,025	$ 41,705																$ 41,705

[1]	Includes net loss on extinguishment of debt.